Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current
Cash and cash equivalents	$ 50,398	$ 44,267
Marketable securities	16,621	16,662
Trade and other receivables	100,263	88,399
Inventories	71,876	57,517
Prepaid expenses and deposits	17,132	14,055
Total current assets	256,290	220,900
Marketable securities	5,800	5,800
Trade and other receivables	47,147	36,249
Mineral properties, plant and equipment	157,091	160,558
Goodwill	15,466	15,466
Deferred income tax asset	8,387	6,798
Total assets	490,181	445,771
Current
Trade payables and accrued liabilities	40,080	47,402
Deferred revenue	12,426
Loans payable	44,968	50,642
Current income taxes payable	64,311	49,470
Other liabilities	7,777	8,876
Decommissioning and restoration provision	606	822
Total current liabilities	170,168	157,212
Trade payables and accrued liabilities	6,139	7,167
Consideration payable	35,066	20,243
Loans payable	200	1,344
Other liabilities	15,830	20,541
Decommissioning and restoration provision	20,639	35,194
Deferred income tax liability	29,051	25,012
Total liabilities	277,093	266,713
SHAREHOLDERS’ EQUITY
Share capital	148,830	146,166
Equity reserves	7,568	6,677
Retained earnings	56,690	26,215
Total shareholders’ equity	213,088	179,058
Total liabilities and shareholders’ equity	$ 490,181	$ 445,771